Contract Assets, Net - Schedule of Contract Assets, Net (Details)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)
Schedule of Contract Assets, Net [Abstract]
Contract assets	$ 7,193,947		$ 3,494,443
Less: allowance for credit loss	(750,000)		(307,040)
Total	$ 6,443,947	$ 828,985	$ 3,187,403